May 10, 2024
Genter Capital Taxable Quality Intermediate ETF
Investment Objective
Genter Capital Taxable Quality Intermediate ETF (the “Fund”) seeks current income with limited risk to principal with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.38%
1. Estimated for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$39	$123

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is actively managed and will not seek to replicate the performance of an index.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. The term “taxable” in the Fund’s name refers to taxable fixed income instruments and the term “quality” in the Fund’s name refers to investment grade securities.  These investment grade, intermediate term securities will be U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), Floating Rate Notes (FRN),  U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities,  domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities,  and domestic preferred securities, all with a weighted average duration of no more or less than 150% of  Bloomberg Intermediate U.S. Gov/Credit Index. The Bloomberg Intermediate U.S. Gov/Credit Index had a weighted average maturity of 4.21 years and a weighted average duration of 3.78 years as of December 31, 2023.
The average maturity or duration of the Fund’s portfolio will vary based on the Subadvisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  Maturity is the agreed-upon date on which an investment ends, triggering the repayment of the fixed income security.  Duration measures the sensitivity of a fixed income security’s price to changes in interest rates.
The Subadvisor expects to actively adjust the Fund’s average maturity and average duration to meet its expectations of opportunity for incremental income and yield from the portfolio given its outlook for macroeconomic conditions and expected change, microeconomic credit quality of issuers, and other factors that affect the fixed income markets in general and issuers specifically (these include the current macroeconomic cycle of growth, recession, rates of growth in the economy and the Subadvisor’s assessment of how the Federal Reserve and the largest central banks, especially in Europe and Asia, might adjust monetary policy in the coming economic quarters and fiscal years). When considering the future direction of market interest rates and economic policy, the Subadvisor believes that consumer debt levels, government debt levels as a percentage of current and projected gross domestic product, corporate debt levels as a percentage of revenues, and net capital are some of the more important factors to consider. Each of these factors contributes to the Subadvisor’s assessment of the preferred average maturity and duration of the Fund’s portfolio at any given time.
The securities in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Subadvisor to be of comparable credit quality).
The U.S. agency bonds in which the Fund invests are mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations. These mortgage-backed securities include, among others, government mortgage pass-through securities (a security based on mortgage receivables that provides the investor a right to a portion of those profits) and collateralized mortgage obligations (“CMOs”).

Fund Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.genterfunds.com.